UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07657
Oppenheimer Developing Markets Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: August 31
Date of reporting period: 02/28/2009

Item 1. Reports to Stockholders.

February 28, 2009

Oppenheimer

Developing Markets Fund

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Manager

Listing of Top Holdings

SEMIANNUAL REPORT

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

February 28, 2009Oppenheimer ManagementDeveloping Markets Commentariesand Fund Semiannual ReportM A N A G E M E N T C O M M E N TA R I E SAn Interview with Your Fund’s Manager Listing of Top HoldingsS E M I A N N U A L R E P O RTListing of Investments Financial Statements1234

TOP HOLDINGS AND ALLOCATIONS

Top Ten Geographical Holdings
India	13.8%
Brazil	13.2
Hong Kong	9.7
Taiwan	8.7
Mexico	7.5
Turkey	6.8
Russia	4.3
Korea, Republic of South	4.3
Egypt	4.1
United States	3.7
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2009, and are based on the total market value of investments.

Top Ten Common Stock Holdings
Infosys Technologies Ltd.	6.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6
MediaTek, Inc.	3.1
China Unicom Ltd.	2.5
Grupo Televisa SA, Sponsored GDR	2.4
SM Prime Holdings, Inc.	2.3
Turkcell Iletisim Hizmetleri AS	2.3
Orascom Telecom Holding SAE	2.2
Cencosud SA	2.2
SABMiller plc	2.2
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2009, and are based on net assets.
9 | OPPENHEIMER DEVELOPING MARKETS FUND

TOP HOLDINGS AND ALLOCATIONS
Regional Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2009, and are based on the total market value of investments. For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
10 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Class A shares of the Fund were first publicly offered on 11/18/96. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 11/18/96. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 11/18/96. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for 1-year period. Class C shares are subject to a 0.75% annual asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
11 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES
Class Y shares of the Fund were first publicly offered on 9/7/05. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.

An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
12 | OPPENHEIMER DEVELOPING MARKETS FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 28, 2009.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions
13 | OPPENHEIMER DEVELOPING MARKETS FUND

FUND EXPENSES Continued
described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	September 1, 2008	February 28, 2009	February 28, 2009

Class A	$1,000.00	$537.00	$5.67
Class B	1,000.00	534.60	8.62
Class C	1,000.00	535.00	8.36
Class N	1,000.00	536.00	6.97
Class Y	1,000.00	537.20	4.28

Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.46	7.43
Class B	1,000.00	1,013.64	11.30
Class C	1,000.00	1,013.98	10.94
Class N	1,000.00	1,015.77	9.14
Class Y	1,000.00	1,019.24	5.62
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended February 28, 2009 are as follows:

Class	Expense Ratios

Class A	1.48%
Class B	2.25
Class C	2.18
Class N	1.82
Class Y	1.12
The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
14 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS February 28, 2009 / Unaudited

	Shares	Value

Common Stocks—89.4%
Consumer Discretionary—8.9%
Auto Components—0.0%
Rico Auto Industries Ltd.	480,500	$77,631

Automobiles—0.8%
Ford Otomotiv Sanayi AS	2,922,632	7,185,814
PT Astra International Tbk	26,918,000	24,942,498

		32,128,312

Distributors—1.4%
China Resources Enterprise Ltd.	40,467,000	56,458,208

Hotels, Restaurants & Leisure—0.8%
Jollibee Foods Corp.	27,263,600	22,430,407
Shangri-La Asia Ltd.	9,620,000	10,237,329

		32,667,736

Household Durables—0.3%
Corporacion GEO SA de CV, Series B1	6,825,200	6,251,578
SARE Holding SA de CV, Cl. B1,2	34,880,970	4,122,505

		10,374,083

Internet & Catalog Retail—0.5%
B2W Compania Global do Varejo	1,946,000	17,210,797

Media—4.9%
Corporacion Interamericana de Entretenimiento SA de CV, Cl. B1,3	6,869,761	3,834,075
Grupo Televisa SA, Sponsored GDR	7,839,600	95,407,932
Television Broadcasts Ltd.	15,459,000	53,292,560
Zee Entertainment Enterprises Ltd.	19,470,773	40,356,418

		192,890,985

Multiline Retail—0.2%
S.A.C.I. Falabella SA1	2,440,770	7,402,469

Consumer Staples—17.7%
Beverages—5.4%
Anadolu Efes Biracilik ve Malt Sanayii AS	3,877,864	24,634,393
Carlsberg AS, Cl. B	964,900	32,837,878
Fomento Economico Mexicano SA de CV, Sponsored ADR	604,000	13,916,160
Fomento Economico Mexicano SA de CV, UBD	23,785,500	54,708,212
SABMiller plc	5,930,000	86,138,403

		212,235,046

Food & Staples Retailing—7.8%
BIM Birlesik Magazalar AS	1,106,929	21,811,730
Cencosud SA	50,331,319	87,034,050
Jeronimo Martins SGPS SA	4,679,160	19,160,353
Magnit[1]	3,527,067	57,314,839
President Chain Store Corp.	10,033,074	20,979,130
Shinsegae Department Store Co.	192,097	49,687,115
Wal-Mart de Mexico SAB de CV, Series V	26,887,818	49,979,916

		305,967,133

Food Products—0.6%
Tiger Brands Ltd.	1,899,327	23,776,830

Household Products—0.6%
Hindustan Unilever Ltd.	3,996,290	19,748,242
Unilever Indonesia Tbk	2,994,000	2,011,828

		21,760,070

Personal Products—2.2%
Natura Cosmeticos SA	7,464,700	67,829,694
Oriflame Cosmetics SA	857,668	20,663,486

		88,493,180
F1 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Tobacco—1.1%
Eastern Tobacco Co.	448,566	$11,727,629
ITC Ltd.	5,574,800	19,811,689
PT Gudang Garam Tbk	31,327,700	13,397,484

		44,936,802

Energy—6.9%
Energy Equipment & Services—0.5%
Tenaris SA, ADR	1,155,200	20,273,760

Oil, Gas & Consumable Fuels—6.4%
China Shenhua Energy Co. Ltd.	18,032,000	34,761,292
CNOOC Ltd.	56,279,000	48,603,394
DNO International ASA[1]	25,059,544	15,399,318
NovaTek OAO, Sponsored GDR[4]	1,596,539	37,358,800
OAO Gazprom, Sponsored ADR	5,800,000	74,696,472
Petroleo Brasileiro SA, ADR	1,469,182	40,740,417

		251,559,693

Financials—18.3%
Capital Markets—0.2%
Mirae Asset Securities Co. Ltd.	211,519	7,714,192

Commercial Banks—8.5%
Banco Itau Holding Financeira SA, ADR	1,212,900	11,134,422
Banco Santander Chile SA	1,078,366,889	36,318,992
Bank Central Asia Tbk PT	99,065,100	19,188,815
Commercial International Bank	7,629,874	47,050,279
Commercial International Bank, Sponsored GDR[4]	320,693	1,985,090
Credicorp Ltd.	302,800	11,055,228
Grupo Financiero Banorte SAB de CV	21,772,250	22,930,196
HDFC Bank Ltd., ADR	1,639,358	83,607,258
Standard Bank Group Ltd.	6,497,341	41,793,881
Yapi ve Kredi Bankasi AS1	60,515,200	58,272,532

		333,336,693

Consumer Finance—0.1%
Kiatnakin Bank Public Co. Ltd.	21,707,820	6,063,633

Diversified Financial Services—4.5%
BM&F BOVESPA SA	23,526,898	59,225,527
Haci Omer Sabanci Holding AS	16,321,193	23,423,931
Hong Kong Exchanges & Clearing Ltd.	10,509,000	83,015,928
JSE Ltd.	574,983	2,162,232
Yuanta Fianancial Holding Co. Ltd.	25,076,000	8,956,397

		176,784,015

Insurance—0.2%
Aksigorta AS	5,840,186	8,141,427

Real Estate Management & Development—3.3%
Hang Lung Properties Ltd.	21,201,000	40,086,756
IRSA Inversiones y Representaciones SA, Sponsored GDR[1]	246,700	777,105
SM Prime Holdings, Inc.	604,040,737	89,504,662

		130,368,523

Thrifts & Mortgage Finance—1.5%
Housing Development Finance Corp. Ltd.	2,425,317	59,916,341

Health Care—1.1%
Health Care Providers & Services—0.3%
Diagnosticos da America	995,100	9,861,951
F2 | OPPENHEIMER DEVELOPING MARKETS FUND

	Shares	Value

Life Sciences Tools & Services—0.7%
Divi’s Laboratories Ltd.	1,585,634	$26,666,585

Pharmaceuticals—0.1%
Adcock Ingram Holdings Ltd.[1]	1,328,827	5,007,491

Industrials—4.4%
Aerospace & Defense—0.9%
Embraer-Empresa Brasileira de Aeronautica SA, ADR	3,399,987	36,753,859

Construction & Engineering—1.6%
GS Engineering & Construction Corp.	231,642	7,152,661
Hyundai Development Co.	556,520	10,221,708
Hyundai Engineering & Construction Co. Ltd.	955,462	32,088,619
Orascom Construction Industries	622,200	12,518,528

		61,981,516

Electrical Equipment—0.2%
Asea Brown Boveri India Ltd.	973,287	6,916,836

Industrial Conglomerates—0.8%
Enka Insaat ve Sanayi AS	9,225,007	33,642,164

Machinery—0.4%
Shanghai Zhenhua Port Machinery Co. Ltd., B Shares	22,880,880	16,693,501

Road & Rail—0.5%
All America Latina Logistica	5,268,000	17,909,526

Information Technology—20.3%
Computers & Peripherals—0.3%
High Tech Computer Corp.	1,195,000	12,803,194

Electronic Equipment & Instruments—0.3%
Synnex Technology International Corp.	11,139,206	12,603,861

Internet Software & Services—4.9%
Baidu, Inc., ADR[1]	35,200	5,220,864
NHN Corp.[1]	714,304	60,849,446
SINA Corp.[1,2]	3,890,200	83,522,594
Tencent Holdings Ltd.	7,183,000	40,928,347

		190,521,251

IT Services—7.5%
Infosys Technologies Ltd.	9,945,804	237,027,988
Infosys Technologies Ltd., Sponsored ADR	300,400	7,269,680
Tata Consultancy Services Ltd.	4,250,000	39,801,725
Travelsky Technology Ltd., Cl. H	29,964,000	11,840,217

		295,939,610

Semiconductors & Semiconductor Equipment—7.3%
Epistar Corp.	19,357,000	23,942,568
MediaTek, Inc.	14,015,628	120,301,582
Taiwan Semiconductor Manufacturing Co. Ltd.	113,364,000	142,124,721
Varitronix International Ltd.	9,708,000	2,293,393

		288,662,264

Materials—1.8%
Metals & Mining—1.8%
Anglo Platinum Ltd.	910,693	34,579,978
Impala Platinum Holdings Ltd.	2,564,480	30,096,159
JSC Mining & Metallurgical Co. Norilsk Nickel, ADR	1,706,700	7,964,713

		72,640,850

Telecommunication Services—10.0%
Diversified Telecommunication Services—4.4%
China Unicom Ltd.	113,326,000	100,131,202
PT Telekomunikasi Indonesia Tbk	145,679,900	75,895,705

		176,026,907
F3 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares		Value

Wireless Telecommunication Services—5.6%
America Movil SAB de CV, ADR, Series L	1,649,800		$42,036,904
Orascom Telecom Holding SAE	26,150,419		88,437,943
Turkcell Iletisim Hizmetleri AS	17,927,900		89,106,967

			219,581,814

Total Common Stocks (Cost $5,540,228,508)			3,524,750,739

Preferred Stocks—6.6%
Companhia de Bebidas das Americas, ADR, Preference	620,400		25,101,384
Companhia Vale do Rio Doce, Sponsored ADR	5,050,100		56,308,617
Lojas Americanas SA, Preference	26,378,300		61,660,407
Net Servicos de Comunicacao SA, Preference[1]	5,190,539		32,948,224
Petroleo Brasileiro SA, Sponsored ADR	3,741,700		83,739,246

Total Preferred Stocks (Cost $441,639,926)			259,757,878

	Principal
	Amount

Non-Convertible Corporate Bonds and Notes—0.0%
Trent Ltd., 2% Sec. Debs., 7/7/10[3] (Cost $744,688)	32,425,500	inr	653,202

	Units		Value

Rights, Warrants and Certificates—0.0%
Net Servicos de Comunicacao SA Rts., Strike Price 13.96BRR, Exp. 3/13/09[1]	64,732		$29,234
Trent Ltd. Wts., Strike Price 650INR, Exp. 1/7/10[1]	63,757		16,232

Total Rights, Warrants and Certificate (Cost $0)			45,466

	Shares

Investment Company—3.7%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.82%[2,5] (Cost $144,227,830)	144,227,830		144,227,830
Total Investments, at Value (Cost $6,126,840,952)	99.7%		3,929,435,115
Other Assets Net of Liabilities	0.3		11,625,875

Net Assets	100.0%		$3,941,060,990

F4 | OPPENHEIMER DEVELOPING MARKETS FUND

Footnotes to Statement of Investments
Principal amount and strike price are reported in U.S. Dollars, except for those denoted in the following currencies:

BRR	Brazilian Real
INR	Indian Rupee

1.	Non-income producing security.

2.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares			Shares
	August 31,	Gross	Gross	February 28,
	2008	Additions	Reductions	2009

OFI Liquid Assets Fund, LLC	485,060,725	336,034,452	821,095,177	—
Oppenheimer Institutional Money Market Fund, Cl. E	385,207,278	1,284,071,607	1,525,051,055	144,227,830
Realtek Semiconductor Corp.	23,661,960	—	23,661,960	—
SARE Holding SA de CV, Cl. B	34,880,970	—	—	34,880,970
SINA Corp.	3,650,200	240,000	—	3,890,200
S-OIL Corp., Preference	214,809	—	214,809	—
Varitronix International Ltd.[a]	20,629,000	—	10,921,000	9,708,000

					Realized
	Value		Income		Loss

OFI Liquid Assets Fund, LLC	$—		$844,920	[c]	$—
Oppenheimer Institutional Money Market Fund, Cl. E	144,227,830		1,738,792		—
Realtek Semiconductor Corp.	—		—		43,736,888
SARE Holding SA de CV, Cl. B	4,122,505		—		—
SINA Corp.	83,522,594		—		—
S-OIL Corp., Preference	—		194,199		5,796,667
Varitronix International Ltd.[a]	—	[b]	318,318		4,725,477

	$231,872,929		$3,096,229		$54,259,032

a.	No longer an affiliate as of February 28, 2009.

b.	The security is no longer an affiliate, therefore, the value has been excluded from this table.

c.	Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

3.	Illiquid security. The aggregate value of illiquid securities as of February 28, 2009 was $4,487,277, which represents 0.11% of the Fund’s net assets. See Note 6 of accompanying Notes.

4.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $39,343,890 or 1.00% of the Fund’s net assets as of February 28, 2009.

5.	Rate shown is the 7-day yield as of February 28, 2009.
F5 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2) Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The market value of the Fund’s investments was determined based on the following inputs as of February 28, 2009:

	Investments in	Other Financial
Valuation Description	Securities	Instruments*

Level 1—Quoted Prices	$1,755,933,196	$—
Level 2—Other Significant Observable Inputs	2,173,501,919	(841)
Level 3—Significant Unobservable Inputs	—	—

Total	$3,929,435,115	$(841)

*	Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
Foreign Currency Exchange Contracts as of February 28, 2009 are as follows:

		Contract
Contract		Amount		Expiration		Unrealized	Unrealized
Description	Buy/Sell	(000s)		Dates	Value	Appreciation	Depreciation

Mexican Nuevo Peso (MXN)	Sell	6,923	MXN	3/2/09	$454,575	$10,146	$—
New Turkish Lira (TRY)	Buy	110	TRY	3/2/09	64,588	—	478
South African Rand (ZAR)	Buy	6,117	ZAR	3/2/09-3/5/09	604,970	—	10,509

Total unrealized appreciation and depreciation						$10,146	$10,987

F6 | OPPENHEIMER DEVELOPING MARKETS FUND

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

India	$541,869,827	13.8%
Brazil	520,453,305	13.2
Hong Kong	381,588,048	9.7
Taiwan	341,711,453	8.7
Mexico	293,187,478	7.5
Turkey	266,218,958	6.8
Russia	169,370,111	4.3
Korea, Republic of South	167,713,741	4.3
Egypt	161,719,469	4.1
United States	144,227,830	3.7
South Africa	137,416,571	3.5
Indonesia	135,436,330	3.4
Chile	130,755,511	3.3
Cayman Islands	129,671,805	3.3
Philippines	111,935,069	2.9
United Kingdom	94,103,116	2.4
China	63,295,010	1.6
Luxembourg	40,937,246	1.0
Denmark	32,837,878	0.8
Portugal	19,160,353	0.5
Norway	15,399,318	0.4
Bermuda	12,530,722	0.3
Peru	11,055,228	0.3
Thailand	6,063,633	0.2
Argentina	777,105	0.0

Total	$3,929,435,115	100.0%

See accompanying Notes to Financial Statements.
F7 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
February 28, 2009

Assets

Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $5,790,005,025)	$3,697,562,186
Affiliated companies (cost $336,835,927)	231,872,929

3,929,435,115
Cash	4,134,473
Cash—foreign currencies (cost $28,483,158)	27,423,906
Unrealized appreciation on foreign currency exchange contracts	10,146
Receivables and other assets:
Shares of beneficial interest sold	5,667,971
Interest and dividends	4,993,204
Investments sold	1,697,541
Other	1,520,525

Total assets	3,974,882,881

Liabilities

Unrealized depreciation on foreign currency exchange contracts	10,987
Payables and other liabilities:
Investments purchased	18,438,112
Shares of beneficial interest redeemed	10,489,397
Distribution and service plan fees	1,170,338
Trustees’ compensation	993,255
Transfer and shareholder servicing agent fees	957,191
Shareholder communications	195,831
Other	1,566,780

Total liabilities	33,821,891

Net Assets	$3,941,060,990

Composition of Net Assets

Paid-in capital	$7,151,304,717
Accumulated net investment loss	(79,307,860)
Accumulated net realized loss on investments and foreign currency transactions	(933,435,966)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(2,197,499,901)

Net Assets	$3,941,060,990

F8 | OPPENHEIMER DEVELOPING MARKETS FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,564,631,138 and 184,817,721 shares of beneficial interest outstanding)	$13.88
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$14.73

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $97,720,458 and 7,076,002 shares of beneficial interest outstanding)	$13.81

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $357,290,257 and 26,550,525 shares of beneficial interest outstanding)	$13.46

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $108,821,364 and 8,075,130 shares of beneficial interest outstanding)	$13.48

Class Y Shares:

Net asset value, redemption price and offering price per share (based on net assets of $812,597,773 and 59,270,093 shares of beneficial interest outstanding)	$13.71
See accompanying Notes to Financial Statements.
F9 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended February 28, 2009

Investment Income

Dividends:
Unaffiliated companies (net of foreign withholding taxes of $2,565,498)	$38,826,454
Affiliated companies (net of foreign withholding taxes of $38,375)	2,251,309
Income from investment of securities lending cash collateral, net—affiliated companies	844,920
Interest (net of foreign withholding taxes of $999)	72,132
Other income	7,074

Total investment income	42,001,889

Expenses

Management fees	22,927,646
Distribution and service plan fees:
Class A	4,638,503
Class B	667,097
Class C	2,518,372
Class N	409,588
Transfer and shareholder servicing agent fees:
Class A	4,717,484
Class B	172,184
Class C	478,399
Class N	493,461
Class Y	570,784
Shareholder communications:
Class B	11,207
Class C	15,249
Class N	1,576
Class Y	3,601
Custodian fees and expenses	2,530,971
Trustees’ compensation	176,557
Other	82,382

Total expenses	40,415,061
Less reduction to custodian expenses	(15,893)
Less waivers and reimbursements of expenses	(279,517)

Net expenses	40,119,651

Net Investment Income	1,882,238
F10 | OPPENHEIMER DEVELOPING MARKETS FUND

Realized and Unrealized Loss

Net realized loss on:
Investments:
Unaffiliated companies	$(650,793,640)
Affiliated companies	(54,259,032)
Foreign currency transactions	(205,239,810)

Net realized loss	(910,292,482)
Net change in unrealized depreciation on:
Investments (net of foreign capital gains tax of $187,540)	(2,417,325,097)
Translation of assets and liabilities denominated in foreign currencies	(738,815,792)

Net change in unrealized depreciation	(3,156,140,889)

Net Decrease in Net Assets Resulting from Operations	$(4,064,551,133)

See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	February 28, 2009	August 31,
	(Unaudited)	2008

Operations

Net investment income	$1,882,238	$120,259,448
Net realized gain (loss)	(910,292,482)	2,244,481,459
Net change in unrealized appreciation (depreciation)	(3,156,140,889)	(2,689,078,453)

Net decrease in net assets resulting from operations	(4,064,551,133)	(324,337,546)

Dividends and/or Distributions to Shareholders

Dividends from net investment income:
Class A	(68,190,937)	(79,214,871)
Class B	(1,078,159)	(227,016)
Class C	(4,261,771)	(2,176,582)
Class N	(2,776,532)	(1,981,744)
Class Y	(29,730,449)	(7,685,979)

	(106,037,848)	(91,286,192)

Distributions from net realized gain:
Class A	(1,016,360,312)	(1,098,606,595)
Class B	(40,720,539)	(40,293,935)
Class C	(152,607,845)	(146,138,131)
Class N	(54,658,040)	(46,220,737)
Class Y	(313,774,356)	(77,571,100)

	(1,578,121,092)	(1,408,830,498)

Beneficial Interest Transactions

Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(480,278,380)	(67,630,850)
Class B	5,936,343	(47,959,319)
Class C	(12,226,768)	(16,870,992)
Class N	8,449,616	13,542,058
Class Y	854,776,763	374,605,873

	376,657,574	255,686,770

Net Assets

Total decrease	(5,372,052,499)	(1,568,767,466)
Beginning of period	9,313,113,489	10,881,880,955

End of period (including accumulated net investment income (loss) of $(79,307,860) and $24,847,750, respectively)	$3,941,060,990	$9,313,113,489

See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER DEVELOPING MARKETS FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	February 28, 2009			Year Ended August 31,
Class A	(Unaudited)	2008	2007	2006		2005	2004

Per Share Operating Data

Net asset value, beginning of period	$41.13	$48.37	$38.23	$31.11		$21.09	$16.92

Income (loss) from investment operations:
Net investment income	.02[1]	.55[1]	.35[1]	.42[1]		.55[1]	.48
Net realized and unrealized gain (loss)	(18.39)	(1.11)	13.94	8.26		9.97	4.31

Total from investment operations	(18.37)	(.56)	14.29	8.68		10.52	4.79

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.56)	(.45)	(.50)	(.45)		(.37)	(.62)
Distributions from net realized gain	(8.32)	(6.23)	(3.65)	(1.11)		(.13)	—

Total dividends and/or distributions to shareholders	(8.88)	(6.68)	(4.15)	(1.56)		(.50)	(.62)

Net asset value, end of period	$13.88	$41.13	$48.37	$38.23		$31.11	$21.09

Total Return, at Net Asset Value[2]	(46.30)%	(3.59)%	39.63%	28.41%		50.42%	28.61%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$2,564,631	$7,109,601	$8,577,017	$7,069,819		$4,104,558	$1,549,854

Average net assets (in thousands)	$3,724,147	$8,667,934	$8,202,261	$6,540,507		$2,739,224	$1,145,452

Ratios to average net assets:[3]
Net investment income	0.16%	1.16%	0.80%	1.11%		2.01%	1.64%
Total expenses	1.48%[4,5,6]	1.27%[4,5,6]	1.32%[4,5,6]	1.37	% [6]	1.43%[6]	1.52%[6]

Portfolio turnover rate	17%	51%	40%	65%		28%	15%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2009	1.48%
Year Ended August 31, 2008	1.27%
Year Ended August 31, 2007	1.32%

5.	Waiver or reimbursement of indirect management fees less than 0.005%.

6.	Reduction to custodian expenses less than 0.005%.
See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER DEVELOPING MARKETS FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 28, 2009			Year Ended August 31,
Class B	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data

Net asset value, beginning of period	$40.56	$47.75	$37.75	$30.78	$20.87	$16.79

Income (loss) from investment operations:
Net investment income (loss)	(.07)[1]	.17[1]	.02[1]	.11[1]	.31[1]	.12
Net realized and unrealized gain (loss)	(18.14)	(1.09)	13.80	8.21	9.88	4.46

Total from investment operations	(18.21)	(.92)	13.82	8.32	10.19	4.58

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.22)	(.04)	(.17)	(.24)	(.15)	(.50)
Distributions from net realized gain	(8.32)	(6.23)	(3.65)	(1.11)	(.13)	—

Total dividends and/or distributions to shareholders	(8.54)	(6.27)	(3.82)	(1.35)	(.28)	(.50)

Net asset value, end of period	$13.81	$40.56	$47.75	$37.75	$30.78	$20.87

Total Return, at Net Asset Value[2]	(46.54)%	(4.30)%	38.62%	27.44%	49.14%	27.50%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$97,721	$235,659	$329,278	$308,973	$222,723	$119,749

Average net assets (in thousands)	$134,034	$307,320	$327,758	$313,463	$169,763	$117,271

Ratios to average net assets:[3]
Net investment income (loss)	(0.65)%	0.35%	0.04%	0.30%	1.15%	0.61%
Total expenses	2.26%[4]	2.02%[4]	2.06%[4]	2.14%	2.24%	2.41%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.25%	2.02%	2.06%	2.14%	2.24%	2.41%

Portfolio turnover rate	17%	51%	40%	65%	28%	15%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2009	2.26%
Year Ended August 31, 2008	2.02%
Year Ended August 31, 2007	2.06%
See accompanying Notes to Financial Statements.
F14 | OPPENHEIMER DEVELOPING MARKETS FUND

	Six Months
	Ended
	February 28, 2009					Year Ended August 31,
Class C	(Unaudited)		2008	2007		2006		2005		2004

Per Share Operating Data

Net asset value, beginning of period	$39.91		$47.11	$37.33		$30.49		$20.70		$16.67

Income (loss) from investment operations:
Net investment income (loss)	(.06)[1]		.20[1]	.04[1]		.15[1]		.34[1]		.31
Net realized and unrealized gain (loss)	(17.84)		(1.08)	13.62		8.10		9.79		4.25

Total from investment operations	(17.90)		(.88)	13.66		8.25		10.13		4.56

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.23)		(.09)	(.23)		(.30)		(.21)		(.53)
Distributions from net realized gain	(8.32)		(6.23)	(3.65)		(1.11)		(.13)		—

Total dividends and/or distributions to shareholders	(8.55)		(6.32)	(3.88)		(1.41)		(.34)		(.53)

Net asset value, end of period	$13.46		$39.91	$47.11		$37.33		$30.49		$20.70

Total Return, at Net Asset Value[2]	(46.50)%		(4.28)%	38.67%		27.50%		49.29%		27.60%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$357,290		$923,115	$1,124,129		$945,369		$450,012		$175,025

Average net assets (in thousands)	$505,758		$1,126,359	$1,072,232		$832,650		$294,791		$145,460

Ratios to average net assets:[3]
Net investment income (loss)	(0.56)%		0.43%	0.09%		0.42%		1.28%		0.83%
Total expenses	2.18	% [4,5,6]	1.99%[4,5,6]	2.03	% [4,5,6]	2.09	% [6]	2.17	% [6]	2.31%[6]

Portfolio turnover rate	17%		51%	40%		65%		28%		15%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2009	2.18%
Year Ended August 31, 2008	1.99%
Year Ended August 31, 2007	2.03%

5.	Waiver or reimbursement of indirect management fees less than 0.005%.

6.	Reduction to custodian expenses less than 0.005%.
See accompanying Notes to Financial Statements.
F15 | OPPENHEIMER DEVELOPING MARKETS FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 28, 2009		Year Ended August 31,
Class N	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data

Net asset value, beginning of period	$40.21	$47.44	$37.59	$30.67	$20.84	$16.77

Income (loss) from investment operations:
Net investment income (loss)	(.02)[1]	.36[1]	.17[1]	.30[1]	.45[1]	.45
Net realized and unrealized gain (loss)	(17.97)	(1.09)	13.71	8.12	9.83	4.22

Total from investment operations	(17.99)	(.73)	13.88	8.42	10.28	4.67

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.42)	(.27)	(.38)	(.39)	(.32)	(.60)
Distributions from net realized gain	(8.32)	(6.23)	(3.65)	(1.11)	(.13)	—

Total dividends and/or distributions to shareholders	(8.74)	(6.50)	(4.03)	(1.50)	(.45)	(.60)

Net asset value, end of period	$13.48	$40.21	$47.44	$37.59	$30.67	$20.84

Total Return, at Net Asset Value[2]	(46.40)%	(3.98)%	39.09%	27.93%	49.84%	28.16%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$108,821	$282,921	$333,271	$240,673	$98,236	$26,110

Average net assets (in thousands)	$168,566	$365,943	$294,086	$194,085	$57,727	$18,770

Ratios to average net assets:[3]
Net investment income (loss)	(0.22)%	0.77%	0.40%	0.81%	1.67%	1.31%
Total expenses	2.06%[4]	1.69%[4]	1.75%[4]	1.75%	1.82%	1.99%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.82%	1.68%	1.74%	1.73%	1.80%	1.88%

Portfolio turnover rate	17%	51%	40%	65%	28%	15%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2009	2.06%
Year Ended August 31, 2008	1.69%
Year Ended August 31, 2007	1.75%
See accompanying Notes to Financial Statements.
F16 | OPPENHEIMER DEVELOPING MARKETS FUND

	Six Months
	Ended
	February 28, 2009	Year Ended August 31,
Class Y	(Unaudited)	2008		2007		2006[1]

Per Share Operating Data

Net asset value, beginning of period	$41.18	$48.43		$38.28		$32.15

Income (loss) from investment operations:
Net investment income[2]	.02	.76		.54		.65
Net realized and unrealized gain (loss)	(18.38)	(1.16)		13.93		7.15

Total from investment operations	(18.36)	(.40)		14.47		7.80

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.79)	(.62)		(.67)		(.56)
Distributions from net realized gain	(8.32)	(6.23)		(3.65)		(1.11)

Total dividends and/or distributions to shareholders	(9.11)	(6.85)		(4.32)		(1.67)

Net asset value, end of period	$13.71	$41.18		$48.43		$38.28

Total Return, at Net Asset Value[3]	(46.28)%	(3.29)%		40.17%		24.78%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$812,598	$761,817		$518,186		$297,580

Average net assets (in thousands)	$798,760	$699,864		$416,051		$159,042

Ratios to average net assets:[4]
Net investment income	0.22%	1.63%		1.24%		1.76%
Total expenses	1.12%[5,6,7]	0.95	% [5,6,7]	0.94	% [5,6,7]	0.97%[5]

Portfolio turnover rate	17%	51%		40%		65%

1.	For the period from September 7, 2005 (inception of offering) to August 31, 2006.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Reduction to custodian expenses less than 0.005%.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2009	1.12%
Year Ended August 31, 2008	0.95%
Year Ended August 31, 2007	0.94%

7.	Waiver or reimbursement of indirect management fees less than 0.005%.
See accompanying Notes to Financial Statements.
F17 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Developing Markets Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to aggressively seek capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. This fee was discontinued effective January 1, 2009.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
F18 | OPPENHEIMER DEVELOPING MARKETS FUND

     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
F19 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     Fair valued securities may be classified as “Level 3” if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.
     There have been no significant changes to the fair valuation methodologies during the period.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager waived fees and/or reimbursed Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investments in OFI Liquid Assets Fund, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund’s Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC (“LAF”) is a
F20 | OPPENHEIMER DEVELOPING MARKETS FUND

limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund’s investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF’s expenses, including its management fee of 0.08%.
Investments With Off-Balance Sheet Market Risk. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund’s Statement of Assets and Liabilities.
Use of Leverage. Derivatives typically have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
     During the fiscal year ended August 31, 2008, the Fund did utilize any capital loss carry forward to offset capital gains realized in that fiscal year. As of August 31, 2008, the Fund had available for federal income tax purposes post-October foreign currency losses of $1,210,919.
     As of February 28, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $911,503,401 expiring by 2017. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended February 28, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
F21 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 28, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$6,142,785,139
Federal tax cost of other investments	28,483,158

Total federal tax cost	$6,171,268,297

Gross unrealized appreciation	$287,043,824
Gross unrealized depreciation	(2,500,221,998)

Net unrealized depreciation	$(2,213,178,174)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended February 28, 2009, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$69,748
Payments Made to Retired Trustees	73,270
Accumulated Liability as of February 28, 2009	719,619
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component
F22 | OPPENHEIMER DEVELOPING MARKETS FUND

of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F23 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	26,103,845	$495,671,291	34,514,079	$1,672,219,729
Dividends and/or distributions reinvested	65,642,234	985,946,362	21,030,820	1,049,017,246
Redeemed	(79,773,237)	(1,961,896,033)[1]	(60,016,447)	(2,788,867,825)[2]

Net increase (decrease)	11,972,842	$(480,278,380)	(4,471,548)	$(67,630,850)

Class B
Sold	529,383	$9,095,088	522,922	$25,310,402
Dividends and/or distributions reinvested	2,476,298	37,094,950	724,254	35,813,998
Redeemed	(1,739,715)	(40,253,695)[1]	(2,332,436)	(109,083,719)[2]

Net increase (decrease)	1,265,966	$5,936,343	(1,085,260)	$(47,959,319)

Class C
Sold	3,853,962	$62,484,558	3,402,365	$161,493,718
Dividends and/or distributions reinvested	8,160,994	119,068,908	2,258,768	109,866,470
Redeemed	(8,594,781)	(193,780,234)[1]	(6,394,046)	(288,231,180)[2]

Net increase (decrease)	3,420,175	$(12,226,768)	(732,913)	$(16,870,992)

Class N
Sold	1,509,674	$29,016,340	3,047,969	$146,857,982
Dividends and/or distributions reinvested	3,666,133	53,525,542	931,343	45,544,360
Redeemed	(4,137,161)	(74,092,266)[1]	(3,968,598)	(178,860,284)[2]

Net increase	1,038,646	$8,449,616	10,714	$13,542,058

Class Y
Sold	30,674,077	$779,865,306	10,630,241	$500,281,036
Dividends and/or distributions reinvested	22,156,097	329,018,042	1,462,433	72,858,430
Redeemed	(12,057,559)	(254,106,585)[1]	(4,295,571)	(198,533,593)[2]

Net increase	40,772,615	$854,776,763	7,797,103	$374,605,873

1.	Net of redemption fees of $64,203, $2,311, $8,719, $2,906 and $13,770 for Class A, Class B, Class C, Class N and Class Y, respectively.

2.	Net of redemption fees of $242,307, $8,591, $31,487, $19,564 and $10,230 for Class A, Class B, Class C, Class N and Class Y, respectively.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in Oppenheimer Institutional Money Market Fund and OFI Liquid Assets Fund, LLC, for the six months ended February 28, 2009, were as follows:

	Purchases	Sales

Investment securities	$925,137,925	$1,943,830,264
F24 | OPPENHEIMER DEVELOPING MARKETS FUND

4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $250 million	1.00%
Next $250 million	0.95
Next $500 million	0.90
Next $6 billion	0.85
Next $3 billion	0.80
Over $10 billion	0.75
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 28, 2009, the Fund paid $6,506,288 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled
F25 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued

to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2008 for Class C and Class N shares were $8,937,178 and $3,070,557, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor	Distributor

February 28, 2009	$145,603	$222,006	$263,469	$69,832	$—
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended February 28, 2009, OFS waived $1,471 and $203,419 for Class B and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended February 28, 2009, the Manager waived $74,627 for IMMF management fees.
5. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange
F26 | OPPENHEIMER DEVELOPING MARKETS FUND

rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
6. Illiquid Securities
As of February 28, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
7. Securities Lending
The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
     As of February 28, 2009, the Fund had no securities on loan.
8. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
F27 | OPPENHEIMER DEVELOPING MARKETS FUND

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F28 | OPPENHEIMER DEVELOPING MARKETS FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
15 | OPPENHEIMER DEVELOPING MARKETS FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 02/28/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.
(2)	Exhibits attached hereto.

(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Developing Markets Fund
By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date: 04/13/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date: 04/13/2009

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date: 04/13/2009